Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Revere Street Trust
Entity Central Index Key	0001022695
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Tax-Free Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Cash Central Fund
Class Name	Fidelity® Tax-Free Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Free Cash Central Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,993,870,742
Holdings Count | shares	315
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$1,993,870,742
Number of Holdings	315

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 99.7 Variable Rate Demand Notes (VRDNs) 71.7 Tender Option Bond 28.0 Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Municipal Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Cash Central Fund
Class Name	Fidelity® Municipal Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Cash Central Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,490,480,552
Holdings Count | shares	399
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,490,480,552
Number of Holdings	399

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 99.7 Variable Rate Demand Notes (VRDNs) 73.6 Tender Option Bond 26.2 Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Cash Central Fund
Class Name	Fidelity® Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Cash Central Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 54,081,274,081
Holdings Count | shares	28
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$54,081,274,081
Number of Holdings	28

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 89.0 8-30 2.9 31-60 7.5 61-90 0.0 Repurchase Agreements 83.6 U.S. Treasury Obligations 12.8 Non-Negotiable Time Deposit 3.0 Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Securities Lending Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Securities Lending Cash Central Fund
Class Name	Fidelity® Securities Lending Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Securities Lending Cash Central Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Securities Lending Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 26,131,637,652
Holdings Count | shares	28
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$26,131,637,652
Number of Holdings	28

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 87.1 8-30 3.3 31-60 8.0 61-90 0.1 Repurchase Agreements 82.9 U.S. Treasury Obligations 14.1 Non-Negotiable Time Deposit 1.5 Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)